Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,037	$ 3,763	$ 4,741
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,766	3,264	2,728
Leasehold Improvements [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,456	12,035
Leasehold Improvements [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,690)	(8,771)
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,271	499	$ 2,013
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,850	25,666
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (23,579)	$ (25,167)